Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment
Schedule of Property and equipment

		Research
	Furniture	and
	and	manufacturing	Leasehold	Computer	Computer
	fittings	equipment	improvements	equipment	software	Total
	$	$	$	$	$	$

Year ended December 31, 2018
Opening net book value	134,883	947,588	605,789	37,890	—	1,726,150
Foreign exchange	—	27,208	—	—	—	27,208
Depreciation	(38,318)	(403,554)	(69,282)	(34,847)	—	(546,001)
Closing net book value	96,565	571,242	536,507	3,043	—	1,207,357

At December 31, 2018
Cost	235,169	1,386,692	718,742	212,541	176,462	2,729,606
Accumulated depreciation	(138,604)	(815,450)	(182,235)	(209,498)	(176,462)	(1,522,249)
Net book value	96,565	571,242	536,507	3,043	—	1,207,357

Year ended December 31, 2019
Opening net book value	96,565	571,242	536,507	3,043	—	1,207,357
Foreign exchange	—	(49,954)	—	—	—	(49,954)
Depreciation	(38,318)	(362,041)	(69,283)	(3,043)	—	(472,685)
Closing net book value	58,247	159,247	467,224	—	—	684,718

At December 31, 2019
Cost	235,169	1,386,692	718,742	212,541	176,462	2,729,606
Accumulated depreciation	(176,922)	(1,227,445)	(251,518)	(212,541)	(176,462)	(2,044,888)
Net book value	58,247	159,247	467,224	—	—	684,718